DF TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.3%
	EQUITY - 17.5%
180,413	DF Tactical 30 ETF(a)	$ 4,416,799

	FIXED INCOME - 35.8%
52,666	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(b)	2,589,061
28,196	SPDR Bloomberg 1-3 Month T-Bill ETF	2,583,881
132,615	SPDR Portfolio Short Term Treasury ETF	3,869,705
		9,042,647

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,655,618)	13,459,446

	OPEN END FUNDS — 45.6%
	EQUITY - 45.6%
639,075	DF Tactical Dividend Fund, Class I(c)	7,208,769
269,743	DF Tactical Momentum Fund, Class I(c)	4,318,579
	TOTAL OPEN END FUNDS (Cost $9,551,321)	11,527,348

	SHORT-TERM INVESTMENTS — 5.1%
	COLLATERAL FOR SECURITIES LOANED - 3.6%
907,917	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $907,917)(d),(e)	907,917

	MONEY MARKET FUNDS - 1.5%
389,805	Fidelity Investments Money Market Government Portfolio, Class I, 3.52% (Cost $389,805)(d)	389,805

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,297,722)	1,297,722

	TOTAL INVESTMENTS - 104.0% (Cost $24,504,661)	$ 26,284,516
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%	(1,019,342)
	NET ASSETS - 100.0%	$ 25,265,174

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $888,223
(c)	Affiliated investment.
(d)	Rate disclosed is the seven day effective yield as of March 31, 2026.
(e)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $907,917 at March 31, 2026.

DF TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 89.0%
	FIXED INCOME - 89.0%
489,907	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF(a)	$ 24,083,828
223,655	SPDR Bloomberg 1-3 Month T-Bill ETF	20,495,744
705,071	SPDR Portfolio Short Term Treasury ETF	20,573,972
	TOTAL EXCHANGE-TRADED FUNDS (Cost $65,441,379)	65,153,544

	OPEN END FUNDS — 10.0%
	EQUITY - 10.0%
649,710	DF Tactical Dividend Fund(b)	7,328,726
	TOTAL OPEN END FUNDS (Cost $7,141,341)

	SHORT-TERM INVESTMENTS — 3.5%
	COLLATERAL FOR SECURITIES LOANED - 2.4%
1,710,108	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $1,710,108)(c),(d)	1,710,108

	MONEY MARKET FUNDS - 1.1%
836,355	Fidelity Investments Money Market Government Portfolio, Class I, 3.52% (Cost $836,355)(c)	836,355

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,546,463)	2,546,463

	TOTAL INVESTMENTS - 102.5% (Cost $75,129,183)	$ 75,028,733
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(1,859,830)
	NET ASSETS - 100.0%	$ 73,168,903

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026, was $1,673,013.
(b)	Affiliated investment.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $1,710,108 at March 31, 2026.

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1%
	ASSET MANAGEMENT - 4.1%
14,362	Ares Management Corporation, Class A(a)	$ 1,566,894
16,634	T Rowe Price Group, Inc.	1,499,389
		3,066,283
	BANKING - 17.9%
25,396	Citizens Financial Group, Inc.	1,522,998
32,976	Fifth Third Bancorp(a)	1,532,064
95,007	Huntington Bancshares Inc	1,486,860
75,619	KeyCorporation	1,516,161
7,312	M&T Bank Corporation	1,511,537
7,226	PNC Financial Services Group, Inc. (The)	1,503,658
56,692	Regions Financial Corporation	1,480,795
32,550	Truist Financial Corporation	1,496,324
28,449	US Bancorp	1,479,632
		13,530,029
	BIOTECH & PHARMA - 5.9%
6,526	AbbVie, Inc.	1,419,340
24,773	Bristol-Myers Squibb Company	1,502,482
54,429	Pfizer, Inc.	1,528,366
		4,450,188
	CABLE & SATELLITE - 1.8%
48,607	Comcast Corporation, Class A	1,395,507

	CONTAINERS & PACKAGING - 1.8%
34,963	Amcor PLC(a)	1,389,779

	ELECTRIC UTILITIES - 7.6%
4,942	Constellation Energy Corporation	1,380,054
20,773	Edison International	1,520,167
9,997	NRG Energy, Inc.	1,460,962
9,336	Vistra Corporation	1,403,481
		5,764,664
	FOOD - 1.9%
64,214	The Kraft Heinz Company (The)(a)	1,444,173

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	GAMING REIT - 1.9%
52,284	VICI Properties, Inc.	$ 1,428,399

	HEALTH CARE FACILITIES & SERVICES - 3.7%
19,624	CVS Health Corporation	1,409,396
5,209	UnitedHealth Group, Inc.	1,409,503
		2,818,899
	INSTITUTIONAL FINANCIAL SERVICES - 2.0%
11,793	State Street Corporation	1,492,522

	INSURANCE - 9.9%
21,239	MetLife, Inc.	1,502,022
16,847	Principal Financial Group, Inc.	1,518,083
7,384	Progressive Corporation (The)	1,463,804
15,651	Prudential Financial, Inc.	1,528,947
21,897	W R Berkley Corporation	1,451,333
		7,464,189
	LEISURE FACILITIES & SERVICES - 2.0%
20,635	Restaurant Brands International, Inc.(a)	1,524,927

	MEDICAL EQUIPMENT & DEVICES - 1.9%
16,701	Medtronic PLC	1,447,142

	OIL & GAS PRODUCERS - 12.4%
7,748	Chevron Corporation	1,603,061
11,214	EOG Resources, Inc.	1,621,208
13,685	Expand Energy Corporation	1,502,339
44,919	Kinder Morgan, Inc.	1,506,134
17,326	ONEOK, Inc.	1,566,097
8,766	Phillips 66	1,596,990
		9,395,829
	REAL ESTATE INVESTMENT TRUSTS - 1.8%
16,970	Crown Castle, Inc.	1,379,831

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0%
12,510	Target Corporation(a)	$ 1,516,212

	SPECIALTY FINANCE - 1.9%
31,488	Fidelity National Financial, Inc.	1,460,413

	TECHNOLOGY HARDWARE - 2.0%
80,493	HP, Inc.(a)	1,546,271

	TECHNOLOGY SERVICES - 7.6%
7,375	Accenture PLC, Class A	1,462,388
29,623	Fidelity National Information Services, Inc.	1,389,615
5,971	International Business Machines Corporation	1,447,311
15,808	Paychex, Inc.(a)	1,456,233
		5,755,547
	TELECOMMUNICATIONS - 4.1%
54,709	AT&T, Inc.	1,586,014
29,319	Verizon Communications, Inc.	1,471,814
		3,057,828
	TOBACCO & CANNABIS - 2.0%
22,398	Altria Group, Inc.	1,478,044

	TRANSPORTATION & LOGISTICS - 1.9%
14,741	United Parcel Service, Inc., Class B	1,450,220

	TOTAL COMMON STOCKS (Cost $70,465,154)	74,256,896

DF TACTICAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.0%
	COLLATERAL FOR SECURITIES LOANED - 9.2%
7,021,896	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $7,021,896)(b),(c)	$ 7,021,896

	MONEY MARKET FUNDS- 1.8%
1,326,343	Fidelity Investments Money Market Government Portfolio, Class I, 3.52% (Cost $1,326,343)(b)	1,326,343

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,348,239)	8,348,239

	TOTAL INVESTMENTS - 109.1% (Cost $78,813,393)	$ 82,605,135
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1)%	(6,923,057)
	NET ASSETS - 100.0%	$ 75,682,078

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $6,973,539.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $7,021,896 at March 31, 2026.

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ADVERTISING & MARKETING - 1.9%
11,626	Omnicom Group, Inc.(a)	$ 875,554

	AEROSPACE & DEFENSE - 3.7%
5,911	ATI, Inc.(b)	859,814
1,433	Lockheed Martin Corporation, Class B	866,091
		1,725,905
	APPAREL & TEXTILE PRODUCTS - 1.9%
6,400	Tapestry, Inc.(a)	903,104

	BANKING - 4.1%
47,366	KeyCorporation	949,688
4,580	M&T Bank Corporation(a)	946,778
		1,896,466
	BIOTECH & PHARMA - 8.0%
15,517	Bristol-Myers Squibb Company	941,106
6,375	Gilead Sciences, Inc.	888,484
3,830	Johnson & Johnson	936,205
8,009	Merck & Company, Inc.	963,402
		3,729,197
	CABLE & SATELLITE - 3.7%
4,148	Charter Communications, Inc., Class A(a)(b)	895,470
30,446	Comcast Corporation, Class A	874,105
		1,769,575
	DIVERSIFIED INDUSTRIALS - 1.9%
3,887	Honeywell International, Inc.	878,579

	ELECTRIC UTILITIES - 2.0%
13,012	Edison International	952,218

	ELECTRICAL EQUIPMENT - 3.9%
4,150	AMETEK, Inc.	889,594
3,274	Keysight Technologies, Inc.(b)	924,479
		1,814,073

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	ENTERTAINMENT CONTENT - 2.0%
33,468	Warner Bros Discovery, Inc.(b)	$ 919,031

	HOUSEHOLD PRODUCTS - 3.7%
9,338	Church & Dwight Company, Inc.(a)	871,422
10,387	Colgate-Palmolive Company	885,284
		1,756,706
	INDUSTRIAL INTERMEDIATE PROD - 1.9%
1,663	RBC Bearings, Inc.(b)	903,209

	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
3,277	Cboe Global Markets, Inc.	921,066
3,068	CME Group, Inc.	906,134
		1,827,200
	INSURANCE - 4.1%
2,884	Chubb Ltd.	939,982
10,553	Principal Financial Group, Inc.	950,931
		1,890,913
	MEDICAL EQUIPMENT & DEVICES - 1.9%
14,036	Dexcom, Inc.(b)	881,461

	OIL & GAS PRODUCERS - 2.3%
6,140	Exxon Mobil Corporation	1,041,713

	OIL & GAS SERVICES & EQUIPMENT - 2.1%
14,457	TechnipFMC PLC	999,412

	RETAIL - CONSUMER STAPLES - 3.7%
6,426	Dollar General Corporation	762,959
7,836	Target Corporation(a)	949,723
		1,712,682
	RETAIL - DISCRETIONARY - 2.1%
4,372	Ross Stores, Inc.	947,106

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	RETAIL REIT - 2.0%
4,910	Simon Property Group, Inc.	$ 915,862

	SEMICONDUCTORS - 17.5%
2,916	Analog Devices, Inc.	927,696
2,651	Applied Materials, Inc.	906,085
3,702	Coherent Corporation(b)	881,853
8,011	Entegris, Inc.	939,211
4,252	Lam Research Corporation	908,482
2,223	Micron Technology, Inc.	751,018
15,711	ON Semiconductor Corporation(b)	972,826
1,420	Sandisk Corporation(b)	902,183
3,082	Teradyne, Inc.	913,690
		8,103,044
	TECHNOLOGY HARDWARE - 14.1%
2,738	Ciena Corporation(b)	1,062,974
7,064	Corning, Inc.	960,492
3,942	Garmin Ltd.	914,583
1,385	Lumentum Holdings, Inc.(a)(b)	973,323
2,012	Motorola Solutions, Inc.	873,148
1,420	Teledyne Technologies, Inc.(b)	859,114
3,462	Western Digital Corporation	936,436
		6,580,070
	TELECOMMUNICATIONS - 2.0%
18,365	Verizon Communications, Inc.	921,923

	TRANSPORTATION & LOGISTICS - 2.0%
2,575	FedEx Corporation	917,164

	TRANSPORTATION EQUIPMENT - 2.0%
3,784	Westinghouse Air Brake Technologies Corporation	945,659

	TOTAL COMMON STOCKS (Cost $40,830,493)	45,807,826

DF TACTICAL MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.0%
	COLLATERAL FOR SECURITIES LOANED - 11.3%
5,258,550	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $5,258,550)(c),(d)	$ 5,258,550

	MONEY MARKET FUNDS - 1.7%
807,171	Fidelity Investments Money Market Government Portfolio, Class I, 3.52% (Cost $807,171)(c)	807,171

	TOTAL SHORT-TERM INVESTMENTS (Cost $6,065,721)	6,065,721

	TOTAL INVESTMENTS - 111.4% (Cost $46,896,214)	$ 51,873,547
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%	(5,291,181)
	NET ASSETS - 100.0%	$ 46,582,366

Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026, was $5,231,414.
(b)	Non-income producing security.
(c)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(d)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $5,258,550 at March 31, 2026.

DF TACTICAL YIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	FIXED INCOME - 98.6%
93,349	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$ 4,621,709
84,401	iShares 1-3 Year Treasury Bond ETF(a)	6,968,991
91,604	SPDR Bloomberg 1-3 Month T-Bill ETF	8,394,591
636,932	SPDR Portfolio Short Term Treasury ETF	18,585,675
119,000	Vanguard Short-Term Treasury ETF	6,966,260
	TOTAL EXCHANGE-TRADED FUNDS (Cost $45,796,458)	45,537,226

	SHORT-TERM INVESTMENTS — 16.8%
	COLLATERAL FOR SECURITIES LOANED - 15.2%
7,035,633	Mount Vernon Liquid Assets Portfolio, 3.74% (Cost $7,035,633)(b),(c)	7,035,633

	MONEY MARKET FUNDS - 1.6%
721,925	Fidelity Investments Money Market Government Portfolio, Class I, 3.52% (Cost $721,925)(b)	721,925

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,757,558)	7,757,558

	TOTAL INVESTMENTS - 115.4% (Cost $53,554,016)	$ 53,294,784
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4)%	(7,112,564)
	NET ASSETS - 100.0%	$ 46,182,220

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of March 31, 2026 was $6,895,338.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2026.
(c)	Security was purchased with cash received as collateral for securities on loan at March 31, 2026. Total collateral had a value of $7,035,633 at March 31, 2026.